UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21475

                                                     RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                     Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jay Jackson, Esq.

50 South Sixth Street, Suite 2350

                                             Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7132

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

June 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 91.11%
Bangladesh — 1.20%
4,569,267	BRAC Bank Ltd.	$4,589,171

Brazil — 5.83%
1,262,000	Banco Bradesco SA ADR	10,727,000
500,400	Natura Cosmeticos SA	3,865,265
453,200	TOTVS SA	4,124,477
679,500	WEG SA	3,634,501

		22,351,243

Chile — 4.33%
1,022,212	Antofagasta Plc	10,664,769
357,961	Cia Cervecerias Unidas SA	4,708,859
442,759	Quinenco SA	1,227,246

		16,600,874

China — 17.93%
1,789,000	AIA Group Ltd.	13,088,970
76,550	Alibaba Group Holding Ltd. ADR*	10,785,895
30,890	Baidu, Inc. ADR*	5,524,985
1,522,600	China Merchants Port Holdings Co. Ltd.	4,222,003
745,000	China Mobile Ltd.	7,898,343
1,102,000	China Resources Land Ltd.	3,210,420
1,965,136	Fuyao Glass Industry Group Co. Ltd. - Series A	7,550,092
1,350,000	Hangzhou Hikvision Digital Technology Co. Ltd.	6,435,704
1,714,700	Samsonite International SA	7,163,670
1,227,844	Weifu High-Technology Group Co. Ltd. - Series B	2,906,605

		68,786,687

India — 12.55%
75,619	Cummins India Ltd.	1,075,890
313,100	Dr. Reddy’s Laboratories Ltd. ADR	13,194,034
319,125	HCL Technologies Ltd.	4,200,615
67,704	Hero MotoCorp Ltd.	3,873,967
695,826	Housing Development Finance Corp. Ltd.	17,377,572
230,791	Tata Consultancy Services Ltd.	8,429,868

		48,151,946

Indonesia — 2.93%
4,644,300	Bank Central Asia Tbk PT	6,333,983
40,230,500	Kalbe Farma Tbk PT	4,897,425

		11,231,408

Jordan — 0.94%
187,876	Hikma Pharmaceuticals Plc	3,598,127

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Korea — 7.24%
16,650	Amorepacific Corp.	$4,422,019
360,000	Hanon Systems	3,242,207
3,454	Samsung Electronics Co. Ltd.	7,194,067
11,426	Samsung Fire & Marine Insurance Co. Ltd.	2,812,503
233,995	Shinhan Financial Group Co. Ltd.	10,095,758

		27,766,554

Malaysia — 0.93%
750,800	Public Bank Berhad	3,553,587

Mexico — 1.11%
2,012,900	Kimberly-Clark de Mexico SAB de CV - Series A	4,260,100

Nigeria — 0.31%
10,802,832	Guaranty Trust Bank Plc	1,196,252

Peru — 2.51%
53,700	Credicorp Ltd.	9,633,243

Philippines — 2.93%
706,870	SM Investments Corp.	11,238,385

Russia — 0.91%
102,916	Magnit OJSC GDR	3,499,144

South Africa — 11.11%
627,267	Clicks Group Ltd.	6,703,988
1,839,640	FirstRand Ltd.	6,634,344
297,529	Mondi Ltd.	7,705,565
90,175	Naspers Ltd. - N Shares	17,758,418
248,573	Shoprite Holdings Ltd.	3,790,343

		42,592,658

Taiwan — 9.48%
670,000	Giant Manufacturing Co. Ltd.	3,829,573
491,000	MediaTek, Inc.	4,200,564
2,557,702	Standard Foods Corp.	6,868,612
2,311,000	Taiwan Semiconductor Manufacturing Co. Ltd.	15,789,245
2,824,468	Uni-President Enterprises Corp.	5,661,176

		36,349,170

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Thailand — 2.94%
2,004,500	Central Pattana Public Co. Ltd. - FOR	$4,083,243
2,819,100	Delta Electronics Public Co. Ltd. - FOR	7,184,021

		11,267,264

Turkey — 2.05%
5,156,655	Enka Insaat ve Sanayi AS	7,869,526

United Arab Emirates — 0.76%
4,284,023	Emaar Malls PJSC	2,933,083

United Kingdom — 3.12%
221,029	Unilever Plc	11,961,676

Total Common Stocks		349,430,098

(Cost $310,268,523)

Preferred Stocks — 3.59%
Korea — 3.59%
6,517	Samsung Electronics Co. Ltd.	10,625,956
18,615	Samsung Fire & Marine Insurance Co. Ltd.	3,170,559

Total Preferred Stocks		13,796,515

(Cost $10,468,051)
Investment Company — 6.38%
24,458,963	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	24,458,963

Total Investment Company		24,458,963

(Cost $24,458,963)

Total Investments		$387,685,576
(Cost 345,195,537)(a) — 101.08%

Liabilities in excess of other assets — (1.08)%		(4,159,052)

NET ASSETS — 100.00%		$383,526,524

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	23.26%
Information Technology	22.03%
Consumer Staples	14.53%
Consumer Discretionary	12.08%
Industrials	7.63%
Health Care	5.65%
Materials	4.79%
Real Estate	2.67%
Telecom Services	2.06%
Other*	5.30%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

June 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 90.63%
Bangladesh — 1.47%
59,444	Delta Brac Housing Finance Corp Ltd.	$84,181

Brazil — 7.00%
43,400	Duratex SA	106,243
17,000	Mahle-Metal Leve SA	99,037
8,600	Natura Cosmeticos SA	66,429
6,600	TOTVS SA	60,065
6,150	Wilson Sons Ltd. BDR	69,614

		401,388

Chile — 6.06%
90,633	Inversiones Aguas Metropolitanas SA	151,960
40,682	Parque Arauco SA	102,467
56,508	SONDA SA	92,786

		347,213

China — 5.65%
260,000	China Bluechemical Ltd., Class H	61,531
130,000	Goodbaby International Holdings Ltd.	53,905
118,900	Luthai Textile Co. Ltd., B Shares	130,497
38,000	Vitasoy International Holdings Ltd.	78,217

		324,150

Egypt — 1.51%
7,553	Edita Food Industries SAE GDR	42,221
11,333	Integrated Diagnostics Holdings Plc(a)	44,170

		86,391

Hong Kong — 3.18%
38,000	HKBN Ltd.	38,028
130,000	Public Financial Holdings Ltd.	59,111
28,500	Stella International Holdings Ltd.	51,146
137,000	Tao Heung Holdings Ltd.	34,221

		182,506

India — 15.83%
4,005	Bajaj Holdings & Investment Ltd.	130,905
14,946	Cyient Ltd.	117,336
18,700	Godrej Industries Ltd.*	184,421
34,500	Marico Ltd.	167,663
5,037	Sundaram Finance Ltd.	125,191
17,624	Tube Investments of India Ltd.	181,856

		907,372

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Indonesia — 3.46%
758,600	Ace Hardware Indonesia Tbk PT	$60,412
326,500	Acset Indonusa Tbk PT	74,912
698,100	Selamat Sempurna Tbk PT	63,002

		198,326

Korea — 7.88%
422	Cuckoo Electronics Co. Ltd.	53,463
15,808	DGB Financial Group, Inc.	162,976
1,581	Koh Young Technology, Inc.	82,924
6,850	Macquarie Korea Infrastructure Fund	51,604
104	Medy-Tox, Inc.	50,929
948	Youngone Holdings Co. Ltd.	49,683

		451,579

Malaysia — 2.04%
110,700	Bermaz Auto Berhad	51,832
14,800	LPI Capital Berhad	65,106

		116,938

Mexico — 3.21%
60,800	Corp. Inmobiliaria Vesta SAB de CV	89,783
44,100	Grupo Herdez SAB de CV	93,989

		183,772

Nigeria — 0.66%
341,982	Guaranty Trust Bank Plc	37,869

Philippines — 3.80%
288,750	Century Pacific Food, Inc.	103,027
26,700	Security Bank Corp.	114,813

		217,840

South Africa — 5.72%
2,767	Cashbuild Ltd.	74,043
7,166	Clicks Group Ltd.	76,587
8,539	Hyprop Investments Ltd. REIT	76,193
14,573	Oceana Group Ltd.	101,178

		328,001

Taiwan — 11.53%
37,000	Chroma ATE, Inc.	119,194
16,000	Giant Manufacturing Co. Ltd.	91,452
5,000	Ginko International Co. Ltd.	38,238
19,800	Pacific Hospital Supply Co. Ltd.	51,330

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

4,500	Poya International Co. Ltd.	$57,124
59,776	Standard Foods Corp.	160,526
48,000	Wistron NeWeb Corp.	142,828

		660,692

Thailand — 9.08%
56,200	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	175,378
80,100	Delta Electronics Thailand Public Co. Ltd. - FOR	204,122
262,000	MC Group Public Co. Ltd. - FOR	141,240

		520,740

United States — 2.55%
35,000	Samsonite International SA	146,223

Total Common Stocks		5,195,181

(Cost $4,942,304)

Equity Linked Securities — 2.63%
Luxembourg — 2.63%
107,379	Aramex PJSC	150,868

Total Equity Linked Securities		150,868

(Cost $97,066)

Preferred Stocks — 2.37%
Korea — 2.37%
835	Amorepacific Corp.	135,762

Philippines — 0.00%
58,000	Security Bank Corp.(b)	115

Total Preferred Stocks		135,877

(Cost $60,307)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Investment Company — 3.93%
225,163	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	$225,163

Total Investment Company		225,163

(Cost $225,163)

Total Investments		$5,707,089
(Cost $ 5,324,840)(c) — 99.56%

Other assets in excess of liabilities — 0.44%		25,392

NET ASSETS — 100.00%		$5,732,481

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer Discretionary	23.37%
Consumer Staples	17.89%
Financials	17.57%
Industrials	10.76%
Information Technology	8.68%
Materials	6.14%
Real Estate	4.68%
Health Care	3.22%
Utilities	2.66%
Telecom Services	0.66%
Other*	4.37%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

June 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 98.94%
Belgium — 3.42%
2,391	Anheuser-Busch InBev NV	$264,083

Germany — 3.71%
7,625	Deutsche Post AG	286,229

Hong Kong — 1.17%
12,400	AIA Group Ltd.	90,723

India — 4.62%
4,100	HDFC Bank Ltd. ADR	356,577

Ireland — 2.14%
1,548	Paddy Power Betfair Plc	165,045

Japan — 3.59%
2,700	Nidec Corp.	277,398

South Africa — 3.20%
1,254	Naspers Ltd., N Shares	246,954

Switzerland — 3.97%
1,200	Roche Holding AG	306,618

Taiwan — 3.12%
6,900	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	241,224

United Kingdom — 9.87%
4,555	InterContinental Hotels Group Plc	252,957
1,943	Rio Tinto Plc	82,290
9,816	St. James’s Place Plc	151,300
4,989	Unilever NV	275,402

		761,949

United States — 60.13%
4,000	Activision Blizzard, Inc.	230,280
278	Alphabet Inc., Class A*	258,451
230	Amazon.com, Inc.*	222,640
8,600	Blackstone Group LP (The) - MLP	286,810
6,800	CF Industries Holdings, Inc.	190,128
2,100	Citigroup, Inc.	140,448
3,200	Danaher Corp.	270,048
3,800	EOG Resources, Inc.	343,976
3,312	Estee Lauder Cos., Inc. (The), Class A	317,886
3,100	First Republic Bank	310,310
4,650	Fortive Corp.	294,577
1,831	Gartner Inc.*	226,147

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

2,062	Intuit, Inc.	$273,854
1,400	Kite Pharma, Inc.*	145,138
700	MarketAxess Holdings, Inc.	140,770
1,200	Occidental Petroleum Corp.	71,844
1,300	Sempra Energy	146,575
1,000	SVB Financial Group*	175,790
3,400	TJX Cos., Inc. (The)	245,378
1,900	UnitedHealth Group, Inc.	352,298

		4,643,348

Total Common Stocks		7,640,148

(Cost $6,375,569)
Investment Company — 1.62%
124,899	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	124,899

Total Investment Company		124,899

(Cost $124,899)

Total Investments		$7,765,047
(Cost $6,500,468)(a) — 100.56%

Liabilities in excess of other assets — (0.56)%		(43,436)

NET ASSETS — 100.00%		$7,721,611

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

MLP - Master Limited Partnership

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

June 30, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	21.40%
Information Technology	15.93%
Consumer Discretionary	14.67%
Health Care	13.91%
Industrials	11.11%
Consumer Staples	11.10%
Energy	5.39%
Materials	3.53%
Utilities	1.90%
Other*	1.06%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

June 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 98.28%
Australia — 5.06%
69,039	Amcor Ltd.	$860,068
281,578	Oil Search Ltd.	1,474,504

		2,334,572

Belgium — 3.98%
16,624	Anheuser-Busch InBev NV	1,836,100

Canada — 4.03%
28,645	Enbridge, Inc.	1,141,117
82,000	Encana Corp.	721,484

		1,862,601

Denmark — 2.01%
21,585	Novo Nordisk A/S	927,449

France — 4.75%
5,010	Air Liquide SA	619,217
17,153	Safran SA	1,573,041

		2,192,258

Germany — 4.84%
59,462	Deutsche Post AG	2,232,104

Hong Kong — 4.36%
275,000	AIA Group Ltd.	2,011,999

India — 5.29%
28,083	HDFC Bank Ltd. ADR	2,442,379

Ireland — 4.47%
22,837	CRH Plc	809,421
11,741	Paddy Power Betfair Plc	1,251,803

		2,061,224

Japan — 12.47%
63,400	Astellas Pharma, Inc.	777,075
36,300	Komatsu Ltd.	931,728
52,700	Kubota Corp.	890,778
18,200	Nidec Corp.	1,869,868
7,000	Oriental Land Co. Ltd.	474,425
156,000	Tokyo Gas Co. Ltd.	812,556

		5,756,430

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Korea — 4.03%
2,035	LG Chem Ltd.	$517,854
4,041	NCSoft Corp.	1,340,368

		1,858,222

Netherlands — 4.87%
6,917	ASML Holding NV	901,652
77,884	ING Groep NV	1,344,496

		2,246,148

Philippines — 1.04%
148,390	Universal Robina Corp.	479,335

South Africa — 4.81%
11,278	Naspers Ltd., N Shares	2,221,008

Switzerland — 10.65%
2,559	Partners Group Holding AG	1,588,910
7,907	Roche Holding AG	2,020,357
76,719	UBS Group AG	1,304,675

		4,913,942

Taiwan — 4.90%
64,718	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,262,541

Thailand — 2.08%
163,800	Kasikornbank Pcl	961,245

United Kingdom — 13.31%
30,179	Intercontinental Hotels Group Plc	1,675,957
1,011,136	Lloyds Banking Group Plc	871,377
94,711	St. James’s Place Plc	1,459,839
38,738	Unilever NV	2,138,412

		6,145,585

Zambia — 1.33%
72,500	First Quantum Minerals Ltd.	613,298

Total Common Stocks		45,358,440

(Cost $41,910,198)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Investment Company — 2.10%
968,920	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	$968,920

Total Investment Company		968,920

(Cost $968,920)

Total Investments		$46,327,360
(Cost $42,879,118)(a) — 100.38%

Liabilities in excess of other assets — (0.38)%		(176,081)

NET ASSETS — 100.00%		$46,151,279

(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.97%
Industrials	19.86%
Consumer Discretionary	12.19%
Information Technology	9.76%
Consumer Staples	9.65%
Health Care	8.07%
Energy	7.23%
Materials	3.79%
Utilities	1.76%
Other*	1.72%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

June 30, 2017 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 24.49%
$205,000	Ally Auto Receivables Trust, Series 2016-3, Class C, 2.32%, 10/15/21	$206,207
132,105	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	132,125
127,529	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	127,535
156,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.18%, 6/8/20	156,565
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	251,755
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	151,134
175,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	176,363
275,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.21%, 5/10/21	275,824
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	225,276
75,000	CarMax Auto Owner Trust, Series 2014-2, Class D, 2.58%, 11/16/20	75,195
170,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	170,749
250,000	CarMax Auto Owner Trust, Series 2015-4, Class B, 2.16%, 8/16/21	250,359
250,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	251,083
165,000	CNH Equipment Trust, Series 2016-B, Class B, 2.20%, 10/15/23	164,332
37,941	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 1.88%, 4/25/36(a)	37,985
285,000	Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25(b)	285,795
90,000	Ford Credit Auto Owner Trust, Series 2016-A, Class B, 1.94%, 7/15/21	90,022
170,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class C, 2.98%, 11/20/19	171,099
125,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	124,161
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(b)	250,184
78,512	RASC Trust, Series 2005-KS9, Class M2, 1.65%, 10/25/35(a)	78,656
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	253,072
104,415	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	104,734
151,772	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	152,036
260,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57%, 4/15/21	261,498

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$250,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	$253,068
100,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74%, 12/15/21	100,449
100,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	100,590
150,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.89%, 6/15/21	149,764

Total Asset Backed Securities		5,027,615

(Cost $5,021,461)

Collateralized Mortgage Obligations — 1.26%
57,844	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 1.31%, 12/26/35(a)(b)	56,689
8,427	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 3.18%, 8/26/35(a)(b)	8,416
44,484	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	44,438
148,066	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	148,005

Total Collateralized Mortgage Obligations		257,548

(Cost $258,085)
Corporate Bonds — 67.96%
Banks — 15.60%
250,000	Bank of America Corp, 2.15%, 11/9/20	248,868
150,000	Bank of America Corp, 2.60%, 1/15/19	151,413
200,000	Bank of Montreal, 1.99%, 8/27/21(a)	202,462
200,000	Barclays Plc, 2.00%, 3/16/18	200,203
200,000	BNP Paribas SA, 2.95%, 5/23/22(b)	201,991
120,000	Citigroup, Inc., 2.07%, 4/8/19(a)	120,778
150,000	Citigroup, Inc., 2.36%, 8/2/21(a)	152,351
200,000	Citigroup, Inc., 2.70%, 3/30/21	201,327
100,000	Goldman Sachs Group, Inc. (The), 2.00%, 4/25/19	99,957
150,000	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21	151,608
150,000	Goldman Sachs Group, Inc. (The), 5.38%, 3/15/20	161,931
200,000	ING Groep NV, 3.15%, 3/29/22	203,809
250,000	JP Morgan Chase & Co., 2.30%, 8/15/21	248,545
150,000	Morgan Stanley, 1.98%, 2/14/20(a)	150,615
250,000	Morgan Stanley, 2.75%, 5/19/22	249,946
150,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	152,142
150,000	Toronto-Dominion Bank, 2.30%, 4/7/21(a)	153,244
150,000	Wells Fargo Bank NA, 2.15%, 12/6/19	150,694

		3,201,884

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Consumer Discretionary — 10.86%
$150,000	Delta Air Lines, Inc., 2.88%, 3/13/20	$151,961
225,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(b)	230,260
200,000	Ford Motor Credit Co. LLC, 2.02%, 5/3/19	199,690
250,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	251,645
250,000	Ford Motor Credit Co. LLC, 3.20%, 1/15/21	253,749
200,000	Hewlett Packard Enterprise Co., 2.85%, 10/5/18(b)	201,711
250,000	Kraft Heinz Foods Co., 2.00%, 7/2/18	250,633
250,000	Reckitt Benckiser Treasury Services Plc, 1.86%, 6/24/22(a)(b)	250,245
100,000	Reynolds American, Inc., 2.30%, 6/12/18	100,435
135,000	Tyson Foods, Inc., 1.76%, 6/2/20(a)	135,611
200,000	Tyson Foods, Inc., 2.65%, 8/15/19	202,522

		2,228,462

Consumer Non Cyclicals — 2.25%
150,000	Anheuser-Busch Inbev Finance, Inc., 2.65%, 2/1/21	152,011
150,000	Anheuser-Busch Inbev Worldwide Inc, 5.38%, 1/15/20	162,417
150,000	Molson Coors Brewing Co., 2.10%, 7/15/21	147,506

		461,934

Finance - Diversified — 6.52%
200,000	American International Group, Inc., 2.30%, 7/16/19	201,061
200,000	American Tower Corp. REIT, 4.50%, 1/15/18	202,740
100,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	101,367
200,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	202,248
100,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	101,591
50,000	McGraw Hill Financial, Inc., 2.50%, 8/15/18	50,349
125,000	Regions Financial Corp., 2.25%, 9/14/18	125,508
200,000	Santander Holdings USA, Inc., 3.45%, 8/27/18	202,806
150,000	Synchrony Financial, 1.88%, 8/15/17	150,015

		1,337,685

Health Care — 10.67%
250,000	Actavis Funding SCS, 3.00%, 3/12/20	255,305
200,000	Amgen, Inc., 2.65%, 5/11/22	200,668
250,000	Baxalta, Inc., 2.88%, 6/23/20	253,992
250,000	Becton Dickinson & Co., 2.68%, 12/15/19	253,061
250,000	Mylan NV, 3.00%, 12/15/18	253,375
100,000	Mylan NV, 3.15%, 6/15/21	101,734
270,000	Shire Acquisitions Investments Ireland Designated Activity Co., 1.90%, 9/23/19	268,746
250,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	247,763
100,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	98,166
250,000	Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	258,324

		2,191,134

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Industrials — 1.74%
$250,000	Newell Rubbermaid, Inc., 3.15%, 4/1/21	$255,809
100,000	Roper Technologies, Inc., 2.80%, 12/15/21	100,851

		356,660

Information Technology — 1.48%
200,000	DXC Technology Co., 2.88%, 3/27/20(b)	202,515
100,000	LAM Research Corp., 2.80%, 6/15/21	101,440

		303,955

Materials — 3.76%
200,000	Dow Chemical Co. (The), 8.55%, 5/15/19	224,007
200,000	Georgia-Pacific LLC, 2.54%, 11/15/19(b)	201,823
100,000	LyondellBasell Industries NV, 5.00%, 4/15/19	104,544
240,000	Sherwin-Williams Co. (The), 2.25%, 5/15/20	240,537

		770,911

Media — 2.79%
150,000	21st Century Fox America, Inc., 8.25%, 8/10/18	160,184
150,000	CBS Corp., 4.63%, 5/15/18	153,875
250,000	Charter Communications Operating LLC, Charter Communications Operating Capital, 3.58%, 7/23/20	258,344

		572,403

Oil & Gas — 7.69%
200,000	Anadarko Petroleum Corp., 8.70%, 3/15/19	220,582
150,000	BP Capital Markets Plc, 2.12%, 9/16/21(a)	152,614
200,000	Enbridge Energy Partners LP, 6.50%, 4/15/18	207,094
100,000	Enterprise Products Operating LLC, 2.85%, 4/15/21	101,132
110,000	Enterprise Products Operating LLC, 7.03%, 1/15/68(a)	112,640
200,000	EOG Resources, Inc., 4.40%, 6/1/20	211,385
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	220,506
110,000	Magellan Midstream Partners LP, 4.25%, 2/1/21	115,857
135,000	Marathon Oil Corp., 6.00%, 10/1/17	136,282
100,000	Schlumberger Holdings Corp., 2.35%, 12/21/18(b)	100,593

		1,578,685

Telecommunication Services — 3.39%
305,000	AT&T, Inc., 5.20%, 3/15/20	327,733
96,000	Rogers Communications, Inc., 6.80%, 8/15/18	101,270
250,000	Verizon Communications, Inc., 4.50%, 9/15/20	267,061

		696,064

Utilities — 1.21%
250,000	Exelon Corp., 2.45%, 4/15/21	249,313

Total Corporate Bonds		13,949,090

(Cost $13,860,250)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 3.28%
Fannie Mae — 0.21%
$ 6,112	Series 2001-70, Class OF, 2.17%, 10/25/31(a)	$6,225
9,121	Series 2005-68, Class BC, 5.25%, 6/25/35	9,449
4,483	Series 2009-87, Class FX, 1.97%, 11/25/39(a)	4,552
22,957	Series 2012-3, Class EA, 3.50%, 10/25/29	23,449

		43,675

Freddie Mac — 3.07%
255,000	Series 2011-K13, Class B, 4.77%, 1/25/48(a)(b)	272,497
280,000	Series 2012-K709, Class B, 3.87%, 4/25/45(a)(b)	286,145
4,546	Series 2448, Class FT, 2.16%, 3/15/32(a)	4,635
4,676	Series 2488, Class FQ, 2.16%, 3/15/32(a)	4,761
30,714	Series 2627, Class MW, 5.00%, 6/15/23	32,606
1,604	Series 3725, Class A, 3.50%, 9/15/24	1,615
3,808	Series 3770, Class FP, 1.66%, 11/15/40(a)	3,824
22,869	Series 4027, Class GD, 2.00%, 10/15/25	22,893

		628,976

Total U.S. Government Agency Backed Mortgages		672,651

(Cost $671,902)

U.S. Treasury Obligations — 0.19%
U.S. Treasury Notes — 0.19%
40,000	0.75%, 2/28/18	39,878

Total U.S. Treasury Obligations		39,878

(Cost $39,998)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value
Investment Company — 2.08%
427,536	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	$427,536

Total Investment Company		427,536
(Cost $427,536)

Total Investments	$20,374,318
(Cost $20,279,232)(d) — 99.26%

Other assets in excess of liabilities — 0.74%	152,008

NET ASSETS — 100.00%	$20,526,326

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of June 30, 2017:

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Two Year U.S. Treasury Note	14	September, 2017	$ (2,625)	USD	3,028,156	Barclays Plc

Total			$ (2,625)

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Five Year U.S. Treasury Note	13	September, 2017	$1,320	USD	1,533,188	Barclays Plc

Total			$1,320

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

June 30, 2017 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 25.33%
$132,105	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	$ 132,125
127,529	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	127,535
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	251,755
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	151,134
230,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	231,792
200,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/21	201,941
225,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.21%, 5/10/21	225,674
175,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	175,215
145,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	145,639
190,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	190,823
37,599	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 1.88%, 4/25/36(a)	37,643
21,577	Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 3/20/20(b)	21,557
215,000	Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25(b)	215,600
180,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class C, 2.98%, 11/20/19	181,164
150,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	148,994
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(b)	250,184
250,000	Mercedes Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/21	250,046
113,016	RASC Trust, Series 2005-KS9, Class M2, 1.65%, 10/25/35(a)	113,224
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	250,857
151,772	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	152,036
215,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57%, 4/15/21	216,239
145,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	145,855
150,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.89%, 6/15/21	149,764

Total Asset Backed Securities		3,966,796
(Cost $3,960,816)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Collateralized Mortgage Obligations — 2.19%
$ 57,844	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 1.31%, 12/26/35(a)(b)	$56,689
8,427	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 3.18%, 8/26/35(a)(b)	8,416
1,969	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 2/26/35(b)	1,966
44,484	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	44,438
231,460	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	231,365

Total Collateralized Mortgage Obligations		342,874

(Cost $343,402)

Corporate Bonds — 67.12%
Banks — 16.33%
200,000	Bank of America Corp., 7.63%, 6/1/19	220,534
100,000	Bank of Montreal, 1.99%, 8/27/21(a)	101,231
250,000	Citibank, N.A., 1.73%, 6/12/20(a)	250,637
125,000	Citigroup, Inc., 2.15%, 7/30/18	125,393
100,000	Goldman Sachs Group, Inc. (The), 2.00%, 4/25/19	99,957
150,000	Goldman Sachs Group, Inc. (The), 5.38%, 3/15/20	161,931
150,000	HSBC USA, Inc., 2.00%, 8/7/18	150,423
250,000	JPMorgan Chase & Co., 1.77%, 3/9/21(a)	249,957
75,000	Morgan Stanley, 2.45%, 2/1/19	75,501
150,000	Morgan Stanley, 5.50%, 7/24/20	163,772
100,000	MUFG Union Bank NA, 2.63%, 9/26/18	100,985
250,000	Nordea Bank AB, 2.13%, 5/29/20(b)	250,163
200,000	Swedbank AB, 1.94%, 3/14/22(a)(b)	200,274
200,000	Toronto-Dominion Bank, 2.30%, 4/7/21(a)	204,326
200,000	Wells Fargo & Co., 2.23%, 12/7/20(a)	202,906

		2,557,990

Consumer Discretionary — 12.19%
200,000	AbbVie, Inc., 1.80%, 5/14/18	200,252
125,000	Delta Air Lines, Inc., 2.88%, 3/13/20	126,634
225,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(b)	230,260
250,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	250,017
250,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	251,645
49,000	Hewlett Packard Enterprise Co., 2.45%, 10/5/17(b)	49,122
100,000	Hyundai Capital America, 2.00%, 3/19/18(b)	100,067
250,000	Kraft Heinz Foods Co., 2.00%, 7/2/18	250,633
250,000	Reckitt Benckiser Treasury Services Plc, 1.86%, 6/24/22(a)(b)	250,245
200,000	Tyson Foods, Inc., 1.76%, 6/2/20(a)	200,905

		1,909,780

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Finance - Diversified — 9.63%
$300,000	American Honda Finance Corp., 1.83%, 9/9/21(a)	$303,695
200,000	American Tower Corp. REIT, 4.50%, 1/15/18	202,740
150,000	Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	151,729
200,000	General Motors Financial Co., Inc., 2.40%, 5/9/19	200,535
250,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	253,416
50,000	McGraw Hill Financial, Inc., 2.50%, 8/15/18	50,349
20,000	PACCAR Financial Corp., 1.82%, 12/6/18(a)	20,146
125,000	Regions Financial Corp., 2.25%, 9/14/18	125,508
200,000	Synchrony Financial, 1.88%, 8/15/17	200,045

		1,508,163

Health Care — 12.32%
250,000	Actavis Funding SCS, 2.35%, 3/12/18	251,044
200,000	Aetna, Inc., 1.70%, 6/7/18	200,077
120,000	Amgen, Inc., 2.20%, 5/11/20	120,606
250,000	Becton Dickinson & Co., 2.68%, 12/15/19	253,061
150,000	Biogen Idec, Inc., 6.88%, 3/1/18	155,070
75,000	Cardinal Health, Inc., 1.95%, 6/14/19	75,074
100,000	EMD Finance LLC, 1.70%, 3/19/18(b)	99,986
200,000	Laboratory Corp. of America Holdings, 2.20%, 8/23/17	200,161
75,000	Mylan NV, 3.00%, 12/15/18	76,012
250,000	Shire Acquisitions Investments Ireland Designated Activity Co., 1.90%, 9/23/19	248,839
250,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	249,411

		1,929,341

Industrials — 0.83%
100,000	Caterpillar Financial Services Corp., 2.10%, 1/10/20	100,664
29,000	Newell Rubbermaid, Inc., 2.60%, 3/29/19	29,283

		129,947

Information Technology — 1.34%
200,000	DXC Technology Co., 2.88%, 3/27/20(b)	202,515
7,000	Oracle Corp., 1.74%, 1/15/19(a)	7,060

		209,575

Insurance — 0.96%
150,000	Metropolitan Life Global Funding Insurance Co. Ltd., 2.05%, 6/12/20(b)	149,849

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Materials — 1.95%
$125,000	Ecolab, Inc., 2.00%, 1/14/19	$125,545
180,000	Sherwin-Williams Co. (The), 2.25%, 5/15/20	180,403

		305,948

Media — 1.87%
150,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	155,006
133,000	Grupo Televisa SAB, 6.00%, 5/15/18	137,601

		292,607

Oil & Gas — 6.62%
150,000	BP Capital Markets Plc, 2.12%, 9/16/21(a)	152,614
150,000	Enterprise Products Operating LLC, 6.50%, 1/31/19	159,999
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	220,506
200,000	Marathon Oil Corp., 6.00%, 10/1/17	201,899
150,000	Schlumberger Holdings Corp., 2.35%, 12/21/18(b)	150,890
150,000	TransCanada Pipelines Ltd., 1.88%, 1/12/18	150,201

		1,036,109

Telecommunication Services — 3.08%
250,000	AT&T, Inc., 5.20%, 3/15/20	268,633
200,000	Verizon Communications, Inc., 4.50%, 9/15/20	213,648

		482,281

Total Corporate Bonds		10,511,590

(Cost $10,465,401)

U.S. Government Agency Backed Mortgages — 4.68%
Fannie Mae — 2.13%
25,410	Pool #725098, 5.50%, 12/1/18	25,814
13,938	Pool #739413, 5.00%, 10/1/18	14,173
61,633	Pool #888467, 6.00%, 6/1/22	65,671
66,677	Pool #AL0202, 4.00%, 4/1/21	68,851
654	Series 2002-73, Class OE, 5.00%, 11/25/17	656
19,999	Series 2003-120, Class BL, 3.50%, 12/25/18	20,163
21,132	Series 2003-55, Class CD, 5.00%, 6/25/23	22,424
11,913	Series 2004-3, Class BE, 4.00%, 2/25/19	12,034
12,086	Series 2011-23, Class AB, 2.75%, 6/25/20	12,155
91,089	Series 2012-1, Class GB, 2.00%, 2/25/22	91,165

		333,106

Freddie Mac — 2.55%
220,000	Series 2012-K709, Class B, 3.87%, 4/25/45(a)(b)	224,828
868	Series 2543, Class NM, 5.00%, 12/15/17	873
13,257	Series 2649, Class QH, 4.50%, 7/15/18	13,416

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value
$ 9,491	Series 2675, Class CK, 4.00%, 9/15/18	$9,592
12,288	Series 2761, Class CB, 4.00%, 3/15/19	12,440
40,563	Series 3710, Class AB, 2.00%, 8/15/20	40,688
56,006	Series 3726, Class BA, 2.00%, 8/15/20	56,021
41,461	Series 3852, Class EA, 4.50%, 12/15/21	42,496

		400,354

Total U.S. Government Agency Backed Mortgages		733,460

(Cost $735,444)

Shares
Investment Company — 0.62%
96,576	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	96,576

Total Investment Company		96,576

(Cost $96,576)

Total Investments	$15,651,296
(Cost $15,601,639)(d) — 99.94%

Other assets in excess of liabilities — 0.06%	9,717

NET ASSETS — 100.00%	$15,661,013

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

Financial futures contracts as of June 30, 2017:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Two Year U.S. Treasury Note	6	September, 2017	$1,125	USD	1,297,781	Barclays Plc
Total			$1,125

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2017 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 21 portfolios. This report includes the following six investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidelines under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms and amended certain existing rules and forms to modernize the reporting and disclosure of information by registered investment companies. In part, the rules amend Regulation S-X and will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that adoption of these amendments will have on the Funds’ financial statements and related disclosures.

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will be generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2017 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Emerging Markets Equity Fund	$99,643,712(a	)	$288,041,864(a	)	$ —	$387,685,576
Emerging Markets Small Cap Equity Fund	1,243,927(a	)	4,463,047(a	)	115	5,707,089
Global Opportunities Fund	5,366,048(a	)	2,398,999(a	)	—	7,765,047
International Opportunities Fund	8,149,739(a	)	38,177,621(a	)	—	46,327,360
Short Duration Fixed Income Fund	427,536(b	)	19,946,782(a	)		20,374,318
Ultra-Short Fixed Income Fund	96,576(b	)	15,554,720(a	)	—	15,651,296

Other Financial Instruments*
Short Duration Fixed Income Fund	1,320		—		—	1,320
Ultra-Short Fixed Income Fund	1,125		—		—	1,125

Liabilities:
Other Financial Instruments*
Short Duration Fixed Income Fund	(2,625)		—		—	(2,625)

(a)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules.
(b)	Level 1 investments consist of Investment Companies.

*Other financial instruments are futures contracts which are reflected in the Schedules, and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended June 30, 2017, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Emerging Markets Small Cap Equity Fund
	Preferred Stock (Philippines)
Balance as of 3/31/17 (value)	$116
Purchases	—
Sales (Paydowns)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1	)*

Balance as of 6/30/17 (value)	$115

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at June 30, 2017.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The significant unobservable inputs used in fair value measurement of the Level 3 security shown above include the subscription price paid by the Fund when the preferred shares were received and security-specific characteristics, including whether it may be converted into common shares. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Investment Transactions:

Investment transactions are recorded on the trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of June 30, 2017, the Funds held no when-issued securities.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of June 30, 2017, see the following section for financial futures contracts.

Financial Futures Contracts

The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund entered into futures contracts in an effort to both manage their cash position and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules. Underlying collateral pledged for open futures contracts is cash at the brokers in the amount of $29,528 and $32,682 for Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively, at June 30, 2017.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of June 30, 2017, the Funds had no outstanding TBA commitments.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax years ended March 31 of the years 2014, 2015, 2016 and 2017 for Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund; and the tax years ended March 31 of the years 2015, 2016 and 2017 for Global Opportunities Fund and International Opportunities Fund), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Fund	$345,541,862	$47,147,521	$(5,003,807)	$42,143,714
Emerging Markets Small Cap Equity Fund	5,326,728	824,828	(444,467)	380,361

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Opportunities Fund	6,503,967	1,389,381	(128,301)	1,261,080
International Opportunities Fund	43,104,088	4,188,238	(964,966)	3,223,272
Short Duration Fixed Income Fund	20,279,232	115,554	(20,468)	95,086
Ultra-Short Fixed Income Fund	15,602,058	62,849	(13,611)	49,238

As of March 31, 2017, the International Opportunities Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $286,197, $50,297 and $82,254, respectively, and Emerging Markets Small Cap Equity Fund, Global Opportunities Fund, International Opportunities Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a long-term capital loss carryforward of $55,578, $41,327, $95,089, $56,652 and $79,136, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Equity Fund and Global Opportunities Fund deferred long-term qualified late-year capital losses of $336,667 and $(18,904), respectively and short-term qualified late-year capital losses of $165,034 and $79,875, respectively, which will be treated as arising on the first business day of the year ended March 31, 2018.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	8/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	8/22/2017

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	8/22/2017

* Print the name and title of each signing officer under his or her signature.